Schedule of Investments (unaudited) October 31, 2022	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 34.6%
Alkermes PLC(a)	2,844	$64,559
Alnylam Pharmaceuticals Inc.(a)(b)	446	92,438
Ambrx Biopharma Inc., ADR(a)	322	315
Amgen Inc.	103	27,846
Arcus Biosciences Inc.(a)	215	5,478
Arcutis Biotherapeutics Inc.(a)	900	15,912
Argenx SE, ADR(a)	354	137,327
Arrowhead Pharmaceuticals Inc.(a)	230	8,006
Biogen Inc.(a)	145	41,099
Biohaven Ltd., NVS(a)	225	3,728
BioMarin Pharmaceutical Inc.(a)	890	77,101
Blueprint Medicines Corp.(a)	532	27,579
Cerevel Therapeutics Holdings Inc.(a)	732	20,467
CRISPR Therapeutics AG(a)	240	12,562
Day One Biopharmaceuticals Inc.(a)	944	19,956
Decibel Therapeutics Inc.(a)	353	1,306
Design Therapeutics Inc.(a)	183	2,858
Enanta Pharmaceuticals Inc.(a)	54	2,436
EQRx Inc.(a)	556	2,858
Exact Sciences Corp.(a)	654	22,746
Exelixis Inc.(a)	1,434	23,776
FibroGen Inc.(a)	434	7,066
Galapagos NV, ADR(a)(b)	442	20,129
Genmab A/S(a)	84	32,357
Genmab A/S, ADR(a)	272	10,475
Gilead Sciences Inc.	1,298	101,841
Halozyme Therapeutics Inc.(a)	2,280	109,007
Horizon Therapeutics PLC(a)	978	60,949
Imago Biosciences Inc.(a)	310	5,270
Immunocore Holdings PLC(a)(b)	930	53,140
ImmunoGen Inc.(a)	1,248	7,413
Incyte Corp.(a)(b)	829	61,628
Ionis Pharmaceuticals Inc.(a)	1,146	50,653
Karuna Therapeutics Inc.(a)	119	26,101
Keros Therapeutics Inc.(a)	573	28,845
Kinnate Biopharma Inc.(a)	633	5,336
Krystal Biotech Inc.(a)	39	2,983
Legend Biotech Corp., ADR(a)	492	24,511
Monte Rosa Therapeutics Inc.(a)	344	3,165
MoonLake Immunotherapeutics, NVS(a)	445	3,573
Neurocrine Biosciences Inc.(a)	692	79,663
PMV Pharmaceuticals Inc.(a)	723	8,900
Prime Medicine Inc., NVS	1,056	19,874
Prometheus Biosciences Inc.(a)	148	7,773
Prothena Corp. PLC(a)	320	19,661
PTC Therapeutics Inc.(a)	200	7,564
RAPT Therapeutics Inc.(a)	473	10,321
REVOLUTION Medicines Inc.(a)	931	18,862
Rhythm Pharmaceuticals Inc.(a)	1,725	43,418
Rocket Pharmaceuticals Inc.(a)	369	6,886
Sage Therapeutics Inc.(a)	690	25,985
Sarepta Therapeutics Inc.(a)	891	101,592
Seagen Inc.(a)	204	25,941
Sigilon Therapeutics Inc.(a)	722	362
Tenaya Therapeutics Inc.(a)	354	949
TScan Therapeutics Inc.(a)	1,378	3,721
Twist Bioscience Corp.(a)	447	14,675
Ultragenyx Pharmaceutical Inc.(a)	222	8,982

Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	161	$37,115
Vaxcyte Inc.(a)	157	6,847
Vertex Pharmaceuticals Inc.(a)	546	170,352
Viridian Therapeutics Inc.(a)	541	10,766

		1,855,004

Diversified Financial Services — 1.5%
DA32 Life Science Tech Acquisition Corp., Class A(a)(b)	3,181	31,174
Health Assurance Acquisition Corp., Class A(a)	2,816	28,272
MedTech Acquisition Corp./NY, Class A(a)	1,908	19,080

		78,526

Electronic Equipment, Instruments & Components — 0.2%
908 Devices Inc.(a)	648	10,361

Health Care Equipment & Supplies — 25.9%
Abiomed Inc.(a)	246	62,012
Alcon Inc.	2,110	128,035
Align Technology Inc.(a)	87	16,904
Bausch + Lomb Corp.(a)(b)	1,238	17,654
Boston Scientific Corp.(a)	2,348	101,222
ConvaTec Group PLC(c)	11,764	29,436
Cooper Companies Inc. (The)	257	70,261
Dexcom Inc.(a)	911	110,031
Edwards Lifesciences Corp.(a)	305	22,091
Glaukos Corp.(a)	138	7,738
Globus Medical Inc., Class A(a)	230	15,410
Hologic Inc.(a)	593	40,205
Insulet Corp.(a)	427	110,512
Intuitive Surgical Inc.(a)	533	131,368
iRhythm Technologies Inc.(a)	275	35,060
Masimo Corp.(a)	180	23,688
Medtronic PLC	455	39,740
Nevro Corp.(a)	1,218	46,698
Novocure Ltd.(a)	297	20,986
Nyxoah SA(a)	1,368	8,092
Omnicell Inc.(a)	339	26,211
Penumbra Inc.(a)	336	57,614
Pulmonx Corp.(a)	439	5,865
ResMed Inc.	499	111,621
Shockwave Medical Inc.(a)	139	40,748
SI-BONE Inc.(a)	448	8,709
STAAR Surgical Co.(a)	188	13,324
Stryker Corp.	180	41,263
Tandem Diabetes Care Inc.(a)	833	46,773

		1,389,271

Health Care Providers & Services — 12.4%
agilon health Inc.(a)	634	12,585
Amedisys Inc.(a)	393	38,353
AmerisourceBergen Corp.	804	126,405
Centene Corp.(a)	474	40,352
Elevance Health Inc.	114	62,332
Encompass Health Corp.	1,040	56,617
Guardant Health Inc.(a)	540	26,730
LHC Group Inc.(a)	249	41,608
McKesson Corp.	362	140,952
R1 RCM Inc.(a)	1,644	29,033
UnitedHealth Group Inc.	162	89,934

		664,901

Health Care Technology — 0.0%
Sophia Genetics SA(a)	619	1,362

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 13.2%
10X Genomics Inc., Class A(a)(b)	582	$15,819
Agilent Technologies Inc.	762	105,423
Bio-Techne Corp.	88	26,071
Bruker Corp.	523	32,342
Charles River Laboratories International Inc.(a)	125	26,531
Cytek Biosciences Inc.(a)	1,786	27,719
Danaher Corp.	147	36,995
IQVIA Holdings Inc.(a)	380	79,674
IsoPlexis Corp(a)	360	652
Lonza Group AG, Registered	46	23,680
Mettler-Toledo International Inc.(a)	63	79,690
QIAGEN NV(a)	1,560	67,954
Thermo Fisher Scientific Inc.	78	40,090
Waters Corp.(a)	316	94,538
West Pharmaceutical Services Inc.	177	40,728
Wuxi Biologics Cayman Inc., New(a)(c)	3,000	13,499

		711,405

Personal Products — 0.1%
Haleon PLC, ADR, NVS(a)	1,213	7,424

Pharmaceuticals — 8.1%
Arvinas Inc.(a)(b)	266	13,223
AstraZeneca PLC	613	36,050
Catalent Inc.(a)	308	20,245
Daiichi Sankyo Co. Ltd.	3,400	108,837
Eisai Co. Ltd.	200	12,061
Merck & Co. Inc.	642	64,970
Reata Pharmaceuticals Inc., Class A(a)	103	3,317
Roche Holding AG, NVS	78	25,880
UCB SA	749	56,450

Security	Shares		Value

Pharmaceuticals (continued)
Zoetis Inc.	618 $		$93,182

			434,215

Total Long-Term Investments — 96.0%
(Cost: $5,462,382)			5,152,469

Short-Term Securities

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)		291,078	291,020
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)		220,000	220,000

Total Short-Term Securities — 9.5% (Cost: $511,014)			511,020

Total Investments — 105.5% (Cost: $5,973,396)			5,663,489

Liabilities in Excess of Other Assets — (5.5)%			(297,591)

Net Assets — 100.0%			$5,365,898

(a)	Non- income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$133,820	$157,185	(a)	$—	$35	$(20)	$291,020	291,078	$439	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	40,000	(a)	—	—	—	220,000	220,000	1,292		—

					$35	$(20)	$511,020		$1,731		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Health ETF

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,821,997	$330,472	$—	$5,152,469
Money Market Funds	511,020	—	—	511,020

	$5,333,017	$330,472	$—	$5,663,489

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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